Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio

Initial Class, Service Class, and Service Class 2

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.51%A,B	0.51%A,B	0.51%A,B

Distribution and/or Service (12b-1) fees	None	0.10%	0.25%

Other expenses	0.02%B	0.02%B	0.02%B

Total annual operating expenses	0.53%	0.63%	0.78%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.

B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2

1 year	$ 54	$ 64	$ 80

3 years	$ 170	$ 202	$ 249

5 years	$ 296	$ 351	$ 433

10 years	$ 665	$ 786	$ 966

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.

Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.

VAM-SUSTK-0324-101 1.9911076.101	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio

Investor Class

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.59%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.02%B

Total annual operating expenses	0.61%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.

Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.

VAM-INV-SUSTK-0324-101 1.9911075.101	March 1, 2024